Loans (Details 4) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Construction and Land Development
Amortized Cost	$ 37	$ 0
Allowance for Credit Losses	0	0
Single-Family Residential
Amortized Cost	3,720	0
Allowance for Credit Losses	0	0
Commercial
Amortized Cost	426	0
Allowance for Credit Losses	0	0
Multifamily and Farmland
Amortized Cost	0	0
Allowance for Credit Losses	0	0
Total Real Estate Loans
Amortized Cost	4,183	0
Allowance for Credit Losses	0	0
Commercial Loans (Not Secured by Real Estate)
Amortized Cost	248	432
Allowance for Credit Losses	0	432
Consumer Loans (Not Secured by Real Estate)
Amortized Cost	0	0
Allowance for Credit Losses	0	0
Total Loans (Not Secured by Real Estate)
Amortized Cost	4,431	432
Allowance for Credit Losses	$ 0	$ 432